Document and Entity Information	Jul. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-37798
Entity Registrant Name	CARTESIAN THERAPEUTICS, INC.
Entity Central Index Key	0001453687
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1622110
Entity Address, Address Line One	704 Quince Orchard Road
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	617
Local Phone Number	923-1400
Title of 12(b) Security	Common Stock (Par Value $0.0001)
Trading Symbol	RNAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false